Goodwill - Schedule of Changes in the Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Jun. 09, 2022	Apr. 27, 2022	Mar. 26, 2022	Jan. 25, 2022	Dec. 31, 2021	Nov. 20, 2021
Goodwill [Roll Forward]
Beginning balance			$ 284,268	$ 284,268					$ 164,194
Measurement period adjustments			$ 5,500	5,403
Goodwill reclassified to assets held for sale (see Note 4)				(35,353)
Impairment	$ (297,900)	$ (89,100)		(94,643)					(297,930)
Foreign exchange									(2,973)
Ending balance	$ 284,268			$ 159,675					284,268
Thrasys
Goodwill [Roll Forward]
Beginning balance										$ 148,088
Measurement period adjustments									(4,124)	(4,124)
Ending balance										143,964
BHS
Goodwill [Roll Forward]
Beginning balance										16,106
Measurement period adjustments									(663)	(663)
Ending balance										$ 15,443
TTC
Goodwill [Roll Forward]
Beginning balance								$ 57,574
Measurement period adjustments								780	780
Business acquisition									57,574
Ending balance								$ 58,354
Glocal
Goodwill [Roll Forward]
Beginning balance							$ 91,871
Measurement period adjustments							30,042		24,575
Business acquisition									91,871
Ending balance							$ 121,913
Innovations Group
Goodwill [Roll Forward]
Beginning balance						$ 143,730
Measurement period adjustments						(76)			(76)
Business acquisition									143,730
Ending balance						$ 143,654
Cloudbreak
Goodwill [Roll Forward]
Beginning balance					$ 110,968
Measurement period adjustments					(3,749)				(3,658)
Business acquisition									$ 110,968
Ending balance					$ 107,219